Schedule of Investments
August 30, 2024 (unaudited)
Towpath Technology Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 82.56%

Biological products (No Diagnostic Substances) - 1.59%
Biogen, Inc. (2)	440	90,094

Computer & Office Equipment - 3.69%
HP, Inc.	3,000	108,540
International Business Machines Corp.	500	101,065

		209,605

Computer Communications Equipment - 3.02%
Cisco Systems, Inc.	3,400	171,836

Computer Peripheral Equipment, NEC - 1.48%
Fortinet, Inc. (2)	1,100	84,381

Computer Storage Devices - 2.99%
NetApp, Inc.	1,410	170,215

Credit Services - 1.53%
PayPal Holdings, Inc. (2)	1,200	86,916

Electronic Computers - 4.63%
Apple, Inc.	1,150	263,350

Optical Instruments & Lenses - 3.75%
KLA Corp.	260	213,052

Retail-Catalog & Mail-Order Houses - 1.10%
Amazon.com, Inc. (2)	350	62,475

Semiconductors & Related Devices - 2.49%
Photronics, Inc. (2)	5,484	141,816

Services-Business Services - 6.19%
Accenture plc Class A (Ireland)	395	135,070
Alibaba Group Holding Ltd.	700	58,338
eBay, Inc.	1,450	85,695
International Money Express, Inc. (2)	4,000	72,600

		351,703

Services-Computer Integrated Systems Design - 0.06%
Open Text Corp. (Canada)	100	3,182

Services-Computer Programming Services - 3.57%
Cognizant Technology Solutions Corp. Class A	1,520	118,210
VeriSign, Inc. (2)	460	84,594

		202,804

Services - Computer Programming, Data Processing, Etc. - 17.05%
Alphabet, Inc. Class A (2)	2,710	442,760
Baidu, Inc. ADR (2)	540	45,695
DXC Technology Co. (2)	3,700	76,479
Meta Platforms, Inc. Class A	590	307,573
Zoom Video Communications, Inc. (2)	1,400	96,712

		969,219

Services-Management Consulting Services - 5.52%
Booz Allen Hamilton Holding Corp. Class A	650	103,207
CGI, Inc. Class A (Canada) (2)	1,400	157,682
The Hackett Group, Inc.	1,993	52,815

		313,704

Services - Prepackaged Software - 15.60%
Adobe, Inc. (2)	170	97,650
Check Point Software Technologies Ltd. (2)	1,230	236,775
DocuSign, Inc. (2)	1,200	71,052
DropBox, Inc. Class A (2)	5,600	140,784
Microsoft Corp.	310	129,313
Progress Software Corp.	2,200	127,930
Salesforce, Inc.	330	83,457

		886,961

Ship & Boat Building & Repairing - 2.04%
Huntington Ingalls Industries, Inc.	410	115,936

Telephone Communications (No Radiotelephone) - 1.54%
Verizon Communications, Inc.	2,100	87,738

Wholesale-Electronic Parts & Equipment - 4.71%
Arrow Electronics, Inc. (2)	710	95,907
Ituran Location & Control Ltd. (Israel)	6,091	172,071

		267,978

Total Common Stock	(Cost $ 3,534,090)	4,692,965

Money Market Fund - 17.67%

Fidelity Institutional Money Market - Treasury Portfolio - Class I - 4.92% (3)	1,004,686	1,004,686

Total Money Market Fund	(Cost $ 1,004,686)	1,004,686

Total Investments - 100.23%	(Cost $ 4,538,775)	5,697,650

Assets in Excess of Other Liabilities - (0.23%)		(12,948)

Total Net Assets - 100.00%		5,684,703

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 30, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$5,697,650	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$5,697,650	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at August 30, 2024.